Supplement dated March 19, 2026
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2025
On March 19, 2026, the Fund's Board of Trustees approved certain changes to the Fund's Principal Investment Strategies and Principal Risks.
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly or indirectly, in a portfolio of commodity-linked investments, such as commodity-linked futures, structured notes and/or swaps, that are designed to provide long and short exposures to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities (including U.S. Government agency securities), corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments.
The third paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund may invest in derivatives, including futures contracts (including commodity-linked futures and interest rate futures), options contracts (including options on futures contracts), structured investments (including commodity-linked structured notes) and swaps (including commodity-linked swaps) to increase, modify, reduce or short commodity market positions or exposures. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund's portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the "over-the-counter" (OTC) market. The Fund may at times emphasize one or more sectors in selecting its investments, including the agricultural, energy and precious metals sectors.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby revised to include the following:
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset. Short positions also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
The rest of the section remains the same.
The first paragraph under the subsection “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly or indirectly, in a portfolio of commodity-linked investments, such as commodity-linked futures, structured notes and/or swaps, that are designed to provide long and short exposures to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities (including U.S. Government agency securities), corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments.
The third paragraph under the subsection “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
SUP129_05_005_(03/26)

The Fund (primarily through the Subsidiary) is expected to invest significantly in commodity-linked futures contracts, including long and/or short positions on such futures contracts, in furtherance of its investment objective. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument, asset (e.g., commodity) or currency at a future time at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. In particular, commodity futures contracts normally specify a certain date for the delivery of the underlying physical commodity. In order to avoid the delivery process and maintain a long futures position, the Fund and the Subsidiary will typically replace futures contracts as they approach expiration by contracts that have a later expiration. This process is known as “rolling” a futures position. As a result, the Fund and the Subsidiary do not expect to engage in physical settlement of commodities futures.
The seventh paragraph under the subsection “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Derivatives, including those described above, along with interest rate futures and options contracts (including options on futures contracts), may also be utilized to increase, modify, reduce or short commodity market positions or exposures. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market. The Fund may at times emphasize one or more sectors in selecting its investments, including the agricultural, energy and precious metals sectors.
The information under the subsection “Principal Risks” in the “More Information About the Fund” section of the Prospectus is hereby revised to include the following:
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset. Short positions also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP129_05_005_(03/26)